Shareholders' Deficit - Schedule of Warrants Outstanding (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Shares Outstanding, Beginning Balance	61,807,992	9,494,940
Shares, Granted	18,480,984	52,563,052
Shares, Cancelled	(300,000)
Shares, Exercised		(250,000)
Shares Outstanding, Ending Balance	79,988,976	61,807,992
Shares Exercisable, Ending Balance	79,988,976	61,807,992
Weighted-Average Exercise Price, Outstanding Beginning Balance	$ 0.31	$ 0.33
Weighted-Average Exercise Price, Granted	0.20	0.31
Weighted average exercise price, Cancelled	0.81
Weighted-Average Exercise Price, Exercised		0.02
Weighted-Average Exercise Price, Outstanding Ending Balance	0.28	0.31
Weighted-Average Exercise Price, Exercisable Ending Balance	$ 0.28	$ 0.31